LIQUID INSTITUTIONAL RESERVES                                      ANNUAL REPORT

                                                     June 16, 1997

Dear Shareholder,

We are pleased to present you with the annual report for Liquid
Institutional Reserves for the year ended April 30, 1997.

GENERAL MARKET OVERVIEW
--------------------------------------------------------------------------------

    For over a year, the short-term U.S. Treasury market has been driven by rising and falling inflationary expectations. The U.S. economy is still running at a balance of approximately 3% annual growth, 5% unemployment (near a post-World War II low) and 2.0% to 3.0% annual inflation (the moderate range). The Federal Reserve raised short-term interest rates a quarter of a percentage point in March but has otherwise not acted this year.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------

    The Funds' annualized yields are listed below. You'll note that these numbers are roughly in line with last year's figures, and slightly higher than six months ago. The average money market fund, as measured by Lipper Analytical Services Inc., had a 4.94% 7-day yield, for the period ended April 30, 1997.

    Our strategy in this kind of market was to maintain each Fund's weighted average maturity longer than the average of that of our peers. This strategy lets us make purchases when market prices are low, to obtain higher yields without sacrificing credit quality or liquidity.


ANNUALIZED YIELDS AS OF 4/30/97
-------------------------------------------------------------------------------
                                      Current     Effective    Weighted Average
                                    7-Day Yield   7-Day Yield      Maturity
-------------------------------------------------------------------------------
 Money Market Fund                     5.35%         5.49%     46 DAYS
 Government Securities Fund            5.19          5.33      42 DAYS
 Treasury Securities Fund              5.06          5.18      66 DAYS
-------------------------------------------------------------------------------

ANNUAL REPORT





OUTLOOK
--------------------------------------------------------------------------------

    We believe the recent release of non-inflationary economic data means the Federal Reserve is unlikely to raise interest rates in the next three to six months. In fact, several Fed officials have commented that the economy shows signs of weakness approaching the second half of the year.

    For the past year, the bond market has traded in a relatively narrow range, with the long-term Treasury bond yielding between 6.75% and 7.25%. In this kind of environment, we view a down market as an opportunity to buy securities at low prices--and we generally expect to continue to maintain weighted average maturities that are on average five to 10 days longer than the competition, to help improve yields.

    Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.


Sincerely,

/s/ Margo N. Alexander     /s/ Dennis L. McCauley     /s/ Susan P. Ryan

MARGO N. ALEXANDER         DENNIS L. MCCAULEY         SUSAN P. RYAN
President,                 Managing Director and      Senior Vice President,
Mitchell Hutchins Asset    Chief Investment           Mitchell Hutchins Asset
Management Inc.            Officer--Fixed Income,     Management Inc.
                           Mitchell Hutchins Asset
                           Management Inc.

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS                                          APRIL 30, 1997

PRINCIPAL
 AMOUNT                                             MATURITY             INTEREST
  (000)                                              DATES                RATES             VALUE
---------                                     --------------------   ----------------   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--4.94%

$   3,000    Federal Farm Credit Bank*.....         05/01/97              5.605%        $   2,999,935
   25,000    Federal Home Loan Bank........   12/17/97 to 03/19/98    5.625 to 5.880       25,000,000
    5,000    Federal Home Loan Mortgage
               Corporation.................         08/28/97              5.640             4,996,026
   18,600    Student Loan Marketing
               Association.................   06/30/97 to 01/23/98    5.750 to 5.870       18,602,558
   10,000    Student Loan Marketing
               Association*................         05/06/97          5.540 to 5.560       10,000,000
                                                                                        -------------
                                                                                           61,598,519
Total U.S. Government Agency Obligations
(cost--$61,598,519)........................
                                                                                        -------------

DOMESTIC BANK NOTES--5.78%

   42,100    Bank of America National Trust
               and Savings Association.....   05/28/97 to 11/21/97    5.520 to 6.000       42,100,752
    5,000    Comerica N.A. Bank Detroit*...         05/06/97              5.660             4,999,990
   10,000    F.C.C. National Bank..........   05/12/97 to 03/25/98    5.500 to 6.000        9,997,526
   15,000    Wachovia Bank of North
               Carolina....................         05/09/97              5.550            14,999,989
                                                                                        -------------
                                                                                           72,098,257
Total Domestic Bank Notes
(cost--$72,098,257)........................
                                                                                        -------------

CERTIFICATES OF DEPOSIT--14.36%

DOMESTIC--3.61%
   30,000    American Express Centurion
               Bank........................   05/07/97 to 05/23/97    5.540 to 5.580       30,000,017
   10,000    Bankers Trust Company*........         05/06/97              5.830             9,996,898
    5,000    Morgan Guaranty Trust
               Company.....................         08/12/97              5.730             4,999,717
                                                                                        -------------
                                                                                           44,996,632
                                                                                        -------------

YANKEE--10.75%
    6,000    ABN Amro Bank N.V.............         12/04/97              5.500             5,993,262
   57,000    Canadian Imperial Bank of
               Commerce....................   05/08/97 to 02/27/98    5.530 to 5.760       56,996,846
    7,000    Creditanstalt-Bankverein......         05/09/97              5.570             7,000,058
   15,000    Deutsche Bank AG..............   05/27/97 to 10/24/97    5.540 to 6.110       14,999,966
    3,000    Rabobank Nederland............         03/20/98              5.980             2,999,492
   36,000    Societe Generale..............   05/01/97 to 03/03/98    5.430 to 6.090       35,996,519
   10,000    Svenska Handelsbanken.........         05/28/97              5.550            10,000,075
                                                                                        -------------
                                                                                          133,986,218
                                                                                        -------------
                                                                                          178,982,850
Total Certificates of Deposit
(cost--$178,982,850).......................
                                                                                        -------------

COMMERCIAL PAPER@--64.65%

ASSET-BACKED--11.10%
   35,000    Asset Securitization
               Cooperative Corporation.....   05/05/97 to 05/13/97    5.530 to 5.550       34,961,558
   38,407    Delaware Funding
               Corporation.................   05/07/97 to 05/15/97    5.510 to 5.560       38,356,381
   23,100    Eiger Capital Corporation.....         05/12/97          5.510 to 5.530       23,061,084
   30,141    Enterprise Funding
               Corporation.................   05/06/97 to 05/21/97    5.360 to 5.500       30,095,709
   11,980    Riverwoods Funding
               Corporation.................         05/12/97              5.510            11,959,830
                                                                                        -------------
                                                                                          138,434,562
                                                                                        -------------

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

PRINCIPAL
 AMOUNT                                             MATURITY             INTEREST
  (000)                                              DATES                RATES             VALUE
---------                                     --------------------   ----------------   -------------
COMMERCIAL PAPER@--(CONTINUED)

AUTO & TRUCK--0.64%
$   8,000    PACCAR Financial
               Corporation.................         05/09/97              5.500%        $   7,990,222
                                                                                        -------------

BANKING--8.86%
   22,000    Abbey National North
               America.....................   06/11/97 to 10/14/97    5.280 to 5.740       21,691,687
   10,000    BBL North America
               Incorporated................         05/06/97              5.350             9,992,569
    2,000    BEX America Finance
               Incorporated................         05/27/97              5.540             1,991,998
   10,000    Cariplo Finance
               Incorporated................         05/19/97              5.530             9,972,350
    7,000    Credito Italiano Delaware,
               Incorporated................         06/18/97              5.600             6,947,733
   15,000    Cregem North America
               Incorporated................   05/27/97 to 06/17/97    5.330 to 5.370       14,926,452
    7,000    Nordbanken North America
               Incorporated................         07/01/97              5.640             6,933,103
   18,350    Societe Generale North America
               Incorporated................         05/16/97              5.510            18,307,871
   19,780    Unifunding Incorporated.......         05/12/97          5.520 to 5.550       19,746,594
                                                                                        -------------
                                                                                          110,510,357
                                                                                        -------------

BROKER-DEALER--4.80%
   15,000    Goldman Sachs Group L.P.......         05/05/97              5.530            14,990,783
   10,000    Merrill Lynch & Co.,
               Incorporated................         05/19/97              5.520             9,972,400
   35,000    Morgan Stanley Group
               Incorporated................   05/15/97 to 05/22/97    5.280 to 5.520       34,909,110
                                                                                        -------------
                                                                                           59,872,293
                                                                                        -------------

CHEMICALS--1.84%
   23,000    Great Lakes Chemical
               Corporation.................   05/21/97 to 05/27/97        5.510            22,911,229
                                                                                        -------------

CONSUMER PRODUCTS--4.01%
   50,000    Gillette Company..............         05/01/97              5.600            50,000,000
                                                                                        -------------

DRUGS & MEDICINE--4.32%
   23,000    Novartis Finance
               Corporation.................   05/02/97 to 05/08/97    5.470 to 5.500       22,982,742
   18,000    Pfizer Incorporated...........   05/01/97 to 05/12/97        5.500            17,974,792
   13,000    Zeneca Wilmington
               Incorporated................         05/22/97              5.500            12,958,292
                                                                                        -------------
                                                                                           53,915,826
                                                                                        -------------
FINANCE-CONDUIT--9.22%
   37,000    ANZ (Delaware) Incorporated...   05/02/97 to 05/28/97    5.530 to 5.550       36,958,209
   18,018    MetLife Funding
               Incorporated................         05/23/97              5.470            17,957,770
   50,000    UBS Finance (Delaware)
               Incorporated................         05/01/97              5.600            50,000,000
   10,000    Svenska Handelsbanken
               Incorporated................         05/27/97              5.340             9,961,433
                                                                                        -------------
                                                                                          114,877,412
                                                                                        -------------

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

PRINCIPAL
 AMOUNT                                             MATURITY             INTEREST
  (000)                                              DATES                RATES             VALUE
---------                                     --------------------   ----------------   -------------
COMMERCIAL PAPER@--(CONCLUDED)

FINANCE-DIVERSIFIED--4.00%
$  40,000    Associates Corporation of
               North America...............   05/14/97 to 05/29/97   5.510 to 5.540%    $  39,874,028
   10,000    Barclays US Funding
               Corporation.................         05/16/97              5.500             9,977,083
                                                                                        -------------
                                                                                           49,851,111
                                                                                        -------------

FINANCE-SUBSIDIARY--4.00%
   30,000    Credit Suisse Financial
               Services Incorporated.......   05/07/97 to 05/13/97    5.530 to 5.550       29,963,067
   10,000    Deutsche Bank Financial
               Incorporated................         05/08/97              5.470             9,989,364
   10,000    Dresdner U.S. Finance
               Incorporated................         05/29/97              5.530             9,956,989
                                                                                        -------------
                                                                                           49,909,420
                                                                                        -------------

FOOD, BEVERAGE & TOBACCO--5.25%
   15,000    American Brands
               Incorporated................         05/02/97              5.460            14,997,725
   20,000    B.A.T. Capital Corporation....         05/08/97              5.540            19,978,456
   18,500    Campbell Soup Company.........         05/05/97              5.500            18,488,694
    2,000    Nestle Capital Corporation....         05/02/97              5.450             1,999,697
   10,000    Sara Lee Corporation..........         05/01/97              5.550            10,000,000
                                                                                        -------------
                                                                                           65,464,572
                                                                                        -------------

METALS & MINING--4.19%
   47,300    RTZ America Incorporated......   05/01/97 to 06/30/97    5.510 to 5.580       47,224,429
    5,000    U.S. Borax Incorporated.......         06/10/97              5.350             4,970,278
                                                                                        -------------
                                                                                           52,194,707
                                                                                        -------------

MISCELLANEOUS--1.74%
   22,000    Beta Finance Incorporated.....   05/19/97 to 10/10/97    5.290 to 5.700       21,629,123
                                                                                        -------------

PRINTING AND PUBLISHING--0.68%
    8,500    Reed Elsevier (USA)
               Incorporated................   05/05/97 to 06/12/97    5.380 to 5.500        8,466,478
                                                                                        -------------
                                                                                          806,027,312
Total Commercial Paper
(cost--$806,027,312).......................
                                                                                        -------------

SHORT-TERM CORPORATE OBLIGATIONS--8.70%

AUTO & TRUCK--0.26%
    3,210    Ford Motor Credit
               Corporation*................         05/05/97              5.763             3,213,563
                                                                                        -------------

BROKER-DEALER--3.93%
   10,000    Bear Stearns Companies
               Incorporated*...............   05/07/97 to 05/30/97    5.668 to 5.718       10,000,000
    2,000    Bear Stearns Companies
               Incorporated................         07/03/97              5.970             2,000,000
   27,000    Merrill Lynch & Co.,
               Incorporated*...............   05/01/97 to 05/12/97    5.680 to 5.880       26,998,549
   10,000    Merrill Lynch & Co.,
               Incorporated................         03/16/98              5.655             9,999,167
                                                                                        -------------
                                                                                           48,997,716
                                                                                        -------------

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

PRINCIPAL
 AMOUNT                                             MATURITY             INTEREST
  (000)                                              DATES                RATES             VALUE
---------                                     --------------------   ----------------   -------------
SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)

FINANCE-CONSUMER--0.56%
$   6,950    American General Finance
               Corporation.................         05/15/97              7.150%        $   6,953,271
                                                                                        -------------

FINANCE-DIVERSIFIED--1.55%
   14,200    Associates Corporation of
               North America...............   06/15/97 to 03/15/98    7.300 to 8.625       14,366,469
    5,000    CIT Group Holdings
               Incorporated*...............         05/01/97              5.600             5,000,000
                                                                                        -------------
                                                                                           19,366,469
                                                                                        -------------

MISCELLANEOUS--2.40%
   15,000    Beta Finance Incorporated*....         05/06/97          5.860 to 5.880       15,000,000
   15,000    Beta Finance Incorporated.....   12/10/97 to 01/28/98    5.550 to 5.820       15,000,000
                                                                                        -------------
                                                                                           30,000,000
                                                                                        -------------
                                                                                          108,531,019
Total Short-Term Corporate Obligations
(cost--$108,531,019).......................
                                                                                        -------------

REPURCHASE AGREEMENTS--1.39%

   15,002    Repurchase agreement dated
               04/30/97 with Citicorp
               Securities, Incorporated,
               collateralized by
               $15,695,000 U.S. Treasury
               Notes, 5.750%, due 10/31/00;
               proceeds: $15,004,250.......         05/01/97              5.400            15,002,000
    2,363    Repurchase agreement dated
               04/30/97 with Citicorp
               Securities, Incorporated,
               collateralized by $2,440,000
               U.S. Treasury Notes, 6.250%,
               due 04/30/01; proceeds:
               $2,363,354..................         05/01/97              5.400             2,363,000
                                                                                        -------------
                                                                                           17,365,000
Total Repurchase Agreements
(cost--$17,365,000)........................
                                                                                        -------------
                                                                                        1,244,602,957
Total Investments (cost--$1,244,602,957
which approximates cost for federal income
tax purposes)--99.82%......................
                                                                                            2,196,127
Other assets in excess of
liabilities--0.18%.........................
                                                                                        -------------
                                                                                        $1,246,799,084
Net Assets--100.00%........................
                                                                                        -------------
                                                                                        -------------

-----------------

@ Interest rates shown are the discount rates at date of purchase.

 * Variable rate security--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of April 30, 1997 and reset periodically.

                       Weighted average maturity--46 days

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS                                          APRIL 30, 1997

PRINCIPAL
 AMOUNT                                             MATURITY             INTEREST
  (000)                                              DATES                RATES             VALUE
---------                                     --------------------   ----------------   -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--85.35%

$   1,000    U.S. Treasury Notes...........         04/30/98              5.875%        $     997,926
   18,000    Federal Farm Credit Bank@.....   05/06/97 to 02/27/98    5.210 to 5.400       17,869,235
    3,000    Federal Farm Credit Bank*.....         05/01/97              5.605             2,999,935
   21,785    Federal Home Loan Bank@.......   05/01/97 to 12/22/97    5.210 to 5.340       21,709,828
    5,700    Federal Home Loan Bank........   06/20/97 to 03/19/98    5.420 to 6.000        5,699,634
    5,000    Federal Home Loan Mortgage
               Corp.@......................   05/22/97 to 07/11/97    5.350 to 5.500        4,968,943
    5,000    Federal National Mortgage
               Association@................         05/02/97              5.170             4,999,282
   17,000    Student Loan Marketing
               Association@................   05/01/97 to 05/06/97    5.190 to 5.280       16,998,557
    5,000    Student Loan Marketing
               Association*................         05/06/97              5.710             5,002,657
    1,950    Student Loan Marketing
               Association.................   09/12/97 to 03/20/98    5.630 to 5.965        1,950,170
    8,000    Tennessee Valley Authority@...   05/06/97 to 05/12/97    5.200 to 5.220        7,991,608
                                                                                        -------------
                                                                                           91,187,775
Total U.S. Government and Agency
Obligations--(cost--$91,187,775)...........
                                                                                        -------------
                                                                                           91,187,775
Total Investments (cost--$91,187,775 which
approximates cost for federal income tax
purposes)--85.35%..........................
                                                                                           15,655,139
Other assets in excess of
liabilities--14.65%**......................
                                                                                        -------------
                                                                                        $ 106,842,914
Net Assets--100.00%........................
                                                                                        -------------
                                                                                        -------------

-----------------

@ Interest rates shown are the discount rates at date of purchase.

 * Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of April 30, 1997 and reset periodically.

 ** Includes a receivable of $15,708,666 from the sale of $15,623,000 U.S.
    Treasury Note, 5.750%, due September 30 1997; sold on April 30, 1997, settling on May 1, 1997, yielding 5.551%.

                       Weighted average maturity--42 days

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--TREASURY SECURITIES FUND

PORTFOLIO OF INVESTMENTS                                          APRIL 30, 1997

PRINCIPAL
 AMOUNT                                             MATURITY             INTEREST
  (000)                                              DATES                RATES             VALUE
---------                                     --------------------   ----------------   -------------
U.S. GOVERNMENT SECURITIES--60.32%

$  36,000    U.S. Treasury Bills@..........   05/22/97 to 04/02/98   5.000 to 5.640%    $  35,744,445
    4,000    U.S. Treasury Notes...........   06/30/97 to 04/30/98    5.625 to 6.125        3,999,492
                                                                                        -------------
                                                                                           39,743,937
Total U.S. Government Securities
(cost--$39,743,937)........................
                                                                                        -------------
                                                                                           39,743,937
Total Investments (cost--$39,743,937 which
approximates cost for federal income tax
purposes)--60.32%..........................
                                                                                           26,148,787
Other assets in excess of
liabilities--39.68%*.......................
                                                                                        -------------
                                                                                        $  65,892,724
Net Assets--100.00%........................
                                                                                        -------------
                                                                                        -------------

-----------------

@ Interest rates shown are the discount rates at date of purchase.

 * Includes a receivable of $26,270,263 from the sale of a $26,127,000 U.S. Treasury Note, 5.750%, due September 30, 1997; sold on April 30, 1997, settling on May 1, 1997, yielding 5.551%.

                       Weighted average maturity--66 days

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES

STATEMENT OF ASSETS AND LIABILITIES                               APRIL 30, 1997

                                                                                TREASURY
                                                              GOVERNMENT       SECURITIES
                                     MONEY MARKET FUND     SECURITIES FUND        FUND
                                    --------------------   ----------------   -------------
   ASSETS
   Investments in securities, at
     value (cost --
     $1,244,602,957, $91,187,775
     and $39,743,937
     respectively)...............         $1,244,602,957        $91,187,775     $39,743,937
   Interest receivable...........              5,024,141            161,395          40,437
   Receivable for investments
     sold........................                     --         15,708,666      26,270,263
   Receivable from investment
     adviser.....................                     --             19,124           9,536
   Other assets..................                138,788             71,075          33,947
                                    --------------------   ----------------   -------------
   Total assets..................          1,249,765,886        107,148,035      66,098,120
                                    --------------------   ----------------   -------------
   LIABILITIES
   Dividends payable.............              2,653,627            200,275         123,179
   Payable to affiliates.........                211,330                 --              --
   Accrued expenses and other
     liablilties.................                101,845            104,846          82,217
                                    --------------------   ----------------   -------------
   Total liabilities.............              2,966,802            305,121         205,396
                                    --------------------   ----------------   -------------
   NET ASSETS
   Beneficial interest shares of
     $0.001 par value outstanding
     (unlimited amount
     authorized).................          1,246,796,387        106,857,179      65,914,943
   Accumulated net realized gains
     (losses) from investments...                  2,697            (14,265)        (22,219)
                                    --------------------   ----------------   -------------
   Net assets....................         $1,246,799,084       $106,842,914     $65,892,724
                                    --------------------   ----------------   -------------
                                    --------------------   ----------------   -------------
   Outstanding shares of
     beneficial interest ($0.001
     par value):
   Institutional Shares..........          1,246,796,387        106,857,179      65,914,943
                                    --------------------   ----------------   -------------
                                    --------------------   ----------------   -------------
   Net asset value, offering
     price and redemption value
     per share...................                  $1.00              $1.00           $1.00
                                    --------------------   ----------------   -------------
                                    --------------------   ----------------   -------------

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES

STATEMENT OF OPERATIONS

                                                      FOR THE YEAR ENDED
                                                        APRIL 30, 1997
                                    -------------------------------------------------------
                                                                                TREASURY
                                                              GOVERNMENT       SECURITIES
                                     MONEY MARKET FUND     SECURITIES FUND        FUND
                                    --------------------   ----------------   -------------
   INVESTMENT INCOME:
   Interest......................            $48,218,726        $4,378,869       $2,106,270
                                             -----------   ----------------   -------------
   EXPENSES:
   Investment advisory and
     administration..............              2,196,654           203,152           99,845
   State and federal registration
     fees........................                156,478            71,467           64,802
   Custody and accounting........                 88,529            43,126           34,999
   Legal and audit...............                 77,535            34,793           33,662
   Reports and notices to
     shareholders................                 43,263            19,577           17,090
   Transfer agency and service
     fees........................                 15,563            11,070           11,043
   Trustees' fees................                 12,250            12,250           12,250
   Other expenses................                 63,761            33,322           13,234
                                             -----------   ----------------   -------------
                                               2,654,033           428,757          286,925
   Less: Fee waivers and expense
     reimbursements from
     adviser.....................               (439,015)         (185,143 )       (167,206)
                                             -----------   ----------------   -------------
   Net expenses..................              2,215,018           243,614          119,719
                                             -----------   ----------------   -------------
   Net investment income.........             46,003,708         4,135,255        1,986,551
   NET REALIZED GAINS (LOSSES)
     FROM INVESTMENT
     TRANSACTIONS................                  9,814           (10,497 )          9,062
                                             -----------   ----------------   -------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS...            $46,013,522        $4,124,758       $1,995,613
                                             -----------   ----------------   -------------
                                             -----------   ----------------   -------------

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                        FOR THE YEARS ENDED
                                                             APRIL 30,
                                                   -----------------------------
                                                        1997            1996
                                                   --------------   ------------
   FROM OPERATIONS:
   Net investment income........................   $   46,003,708   $ 14,502,633
   Net realized gains (losses) from investment
     transactions...............................            9,814          (110)
                                                   --------------   ------------
   Net increase in net assets resulting from
     operations.................................       46,013,522     14,502,523
                                                   --------------   ------------
   DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income--Institutional
     Shares.....................................     (46,003,708)   (14,509,640)
                                                   --------------   ------------
   NET INCREASE IN NET ASSETS FROM BENEFICIAL
     INTEREST TRANSACTIONS......................      824,910,772    201,041,615
                                                   --------------   ------------
   Net increase in net assets...................      824,920,586    201,034,498
   NET ASSETS:
   Beginning of year............................      421,878,498    220,844,000
                                                   --------------   ------------
   End of year..................................   $1,246,799,084   $421,878,498
                                                   --------------   ------------
                                                   --------------   ------------

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE YEARS ENDED
                                                              APRIL 30,
                                                     ---------------------------
                                                         1997           1996
                                                     ------------   ------------
   FROM OPERATIONS:
   Net investment income..........................   $  4,135,255   $  2,626,268
   Net realized gains (losses) from investment
     transactions.................................       (10,497)         50,911
                                                     ------------   ------------
   Net increase in net assets resulting from
     operations...................................      4,124,758      2,677,179
                                                     ------------   ------------
   DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income--Institutional Shares....    (4,140,330)    (2,675,931)
                                                     ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
     BENEFICIAL INTEREST TRANSACTIONS.............     63,088,916   (11,134,345)
                                                     ------------   ------------
   Net increase (decrease) in net assets..........     63,073,344   (11,133,097)
   NET ASSETS:
   Beginning of year..............................     43,769,570     54,902,667
                                                     ------------   ------------
   End of year....................................   $106,842,914   $ 43,769,570
                                                     ------------   ------------
                                                     ------------   ------------

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--TREASURY SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE YEARS ENDED
                                                               APRIL 30,
                                                       -------------------------
                                                          1997          1996
                                                       -----------   -----------
   FROM OPERATIONS:
   Net investment income............................   $ 1,986,551   $ 1,115,176
   Net realized gains from investment
     transactions...................................         9,062        35,745
                                                       -----------   -----------
   Net increase in net assets resulting from
     operations.....................................     1,995,613     1,150,921
                                                       -----------   -----------
   DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income--Institutional Shares......   (1,986,551)   (1,183,400)
                                                       -----------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
     BENEFICIAL INTEREST TRANSACTIONS...............    46,259,585   (4,105,788)
                                                       -----------   -----------
   Net increase (decrease) in net assets............    46,268,647   (4,138,267)
   NET ASSETS:
   Beginning of year................................    19,624,077    23,762,344
                                                       -----------   -----------
   End of year......................................   $65,892,724   $19,624,077
                                                       -----------   -----------
                                                       -----------   -----------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  Liquid Institutional Reserves (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust currently offers three no-load series: the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund (collectively, the "Funds").

  The Funds offer two classes of shares, Institutional shares and Financial Intermediary shares. Each class represents interests in the same assets of a Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and enjoy exclusive voting rights on matters relating to these services and fees. For the year ended April 30, 1997, there were no Financial Intermediary shares outstanding.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  REPURCHASE AGREEMENTS--The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event that a counterparty defaults on its obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Funds occasionally participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and sub-adviser and sub-administrator of the Funds.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/ tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NOTES TO FINANCIAL STATEMENTS

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber under which PaineWebber serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contract, PaineWebber receives compensation from the Funds, computed daily and paid monthly, at an annual rate of 0.25% of each Fund's average daily net assets.

  Mitchell Hutchins serves as sub-adviser and sub-administrator of the Trust pursuant to a Sub-Advisory and Sub-Administration Contract ("Sub-Advisory Contract") between PaineWebber and Mitchell Hutchins. In accordance with the Sub-Advisory Contract, PaineWebber (not the Funds) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 50% of the fee paid by each Fund to PaineWebber under the Advisory Contract.

  For the year ended April 30, 1997, PaineWebber has voluntarily undertaken to waive 0.05% of these advisory fees and reimburse a portion of expenses to maintain each Fund's total annual operating expenses at a level not exceeding 0.30% and 0.55% of the Funds' average daily net assets for Institutional shares and Financial Intermediary shares, respectively.

FEDERAL TAX STATUS

  Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

  At April 30, 1997, the Treasury Securities Fund had a net capital loss carryforward of $8,501. The loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire by April 30, 2004. To the extent these losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

SHARES OF BENEFICIAL INTEREST

  There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                                                         INSTITUTIONAL SHARES
                                                                                                    ------------------------------
                                                                                                    FOR THE YEARS ENDED APRIL 30,
                                                                                                    ------------------------------
                                                                                                         1997            1996
                                                                                                    --------------  --------------
MONEY MARKET FUND:
Shares sold.......................................................................................   8,398,406,989   3,503,837,331
Shares repurchased................................................................................  (7,616,174,223) (3,316,243,676)
Dividends reinvested..............................................................................      42,678,006      13,447,960
                                                                                                    --------------  --------------
Net increase in shares outstanding................................................................     824,910,772     201,041,615
                                                                                                    --------------  --------------
                                                                                                    --------------  --------------
GOVERNMENT SECURITIES FUND:
Shares sold.......................................................................................     670,826,717     370,955,813
Shares repurchased................................................................................    (611,609,161)   (384,645,929)
Dividends reinvested..............................................................................       3,871,360       2,555,771
                                                                                                    --------------  --------------
Net increase (decrease) in shares outstanding.....................................................      63,088,916     (11,134,345)
                                                                                                    --------------  --------------
                                                                                                    --------------  --------------
TREASURY SECURITIES FUND:
Shares sold.......................................................................................     439,537,681     376,474,093
Shares repurchased................................................................................    (395,078,231)   (381,685,003)
Dividends reinvested..............................................................................       1,800,135       1,105,122
                                                                                                    --------------  --------------
Net increase (decrease) in shares outstanding.....................................................      46,259,585      (4,105,788)
                                                                                                    --------------  --------------
                                                                                                    --------------  --------------

  For the years ended April 30, 1997 and April 30, 1996, there were no transactions in Financial Intermediary Shares.

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                    INSTITUTIONAL SHARES                 FINANCIAL INTERMEDIARY SHARES**
                                     --------------------------------------------------  --------------------------------
                                                                                                           FOR THE PERIOD
                                                    FOR THE YEARS ENDED                                      MARCH 17,
                                                         APRIL 30,                        FOR THE YEAR         1994+
                                     --------------------------------------------------  ENDED APRIL 30,         TO
                                        1997       1996     1995++     1994      1993        1995++        APRIL 30, 1994
                                     ----------  --------  --------  --------  --------  ---------------   --------------
Net asset value, beginning of
  period...........................  $     1.00  $   1.00  $   1.00  $   1.00  $   1.00  $     1.00        $     1.00
                                     ----------  --------  --------  --------  --------      ------            ------
Net investment income..............       0.052     0.055     0.048     0.030     0.031       0.027             0.004
Net realized losses from investment
  transactions.....................          --        --    (0.008)       --        --          --                --
                                     ----------  --------  --------  --------  --------      ------            ------
Net increase from investment
  operations.......................       0.052     0.055     0.040     0.030     0.031       0.027             0.004
                                     ----------  --------  --------  --------  --------      ------            ------
Dividends from net investment
  income...........................      (0.052)   (0.055)   (0.048)   (0.030)   (0.031)     (0.027)           (0.004)
                                     ----------  --------  --------  --------  --------      ------            ------
Contribution to capital from
  predecessor adviser (1)..........          --        --     0.008        --        --          --                --
                                     ----------  --------  --------  --------  --------      ------            ------
Net asset value, end of period.....  $     1.00  $   1.00  $   1.00  $   1.00  $   1.00  $     1.00        $     1.00
                                     ----------  --------  --------  --------  --------      ------            ------
                                     ----------  --------  --------  --------  --------      ------            ------
Total investment return (2)........        5.33%     5.61%     4.91%     3.03%     3.16%       3.10%             0.37%
                                     ----------  --------  --------  --------  --------      ------            ------
                                     ----------  --------  --------  --------  --------      ------            ------
Ratios/Supplemental Data:
Net assets, end of period
  (000's)..........................  $1,246,799  $421,878  $220,844  $254,281  $385,618          --        $    9,000
Expenses to average net assets net
  of waivers/ reimbursement from
  adviser..........................        0.25%     0.31%     0.35%     0.33%     0.34%       0.60%*            0.58%*
Expenses to average net assets
  before waivers/ reimbursement
  from adviser.....................        0.30%     0.37%     0.37%     0.33%     0.36%       0.62%*            0.58%*
Net investment income to average
  net assets net of
  waivers/reimbursements from
  adviser..........................        5.24%     5.47%     4.68%     2.96%     3.13%       4.17%*            2.93%*
Net investment income to average
  net assets before
  waivers/reimbursements from
  adviser..........................        5.19%     5.41%     4.66%     2.96%     3.11%       4.15%*            2.93%*

-----------------

 + Commencement of issuance of shares.

++ Sub-advisory functions for the Fund were transferred from Kidder Peabody
   Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

 * Annualized

 ** For the years ended April 30, 1996 and 1997 and for the period December 24, 1994 to April 30, 1995 there were no outstanding Financial Intermediary Shares.

 (1) Kidder Peabody Asset Management, Inc., the Fund's predecessor investment adviser and administrator, purchased certain of the Fund's variable rate securities on July 6, 1994 at prices equal to the securities' amortized cost plus accrued and unpaid interest. Since the purchases were made at prices above the securities' current fair value, the Fund recorded a contribution to capital.

 (2) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

LIQUID INSTITUTIONAL RESERVES--GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                          FINANCIAL
                                                                                         INTERMEDIARY
                                                   INSTITUTIONAL SHARES                    SHARES**
                                     -------------------------------------------------  --------------
                                                                                        FOR THE PERIOD
                                                    FOR THE YEARS ENDED                 JULY 12, 1994+
                                                         APRIL 30,                            TO
                                     -------------------------------------------------    APRIL 30,
                                         1997        1996    1995++    1994     1993        1995++
                                     ------------   -------  -------  -------  -------  --------------
Net asset value, beginning of
  period...........................  $       1.00   $  1.00  $  1.00  $  1.00  $  1.00  $     1.00
                                     ------------   -------  -------  -------  -------      ------
Net investment income..............         0.051     0.053    0.048    0.029    0.031       0.032
Net realized gains (losses) from
  investment transactions..........            --     0.001   (0.008)      --       --          --
                                     ------------   -------  -------  -------  -------      ------
Net increase from investment
  operations.......................         0.051     0.054    0.040    0.029    0.031       0.032
                                     ------------   -------  -------  -------  -------      ------
Dividends from net investment
  income...........................        (0.051)   (0.054)  (0.047)  (0.029)  (0.031)     (0.032)
                                     ------------   -------  -------  -------  -------      ------
Contribution to capital from
  predecessor adviser (1)..........            --        --    0.007       --       --          --
                                     ------------   -------  -------  -------  -------      ------
Net asset value, end of period.....  $       1.00   $  1.00  $  1.00  $  1.00  $  1.00  $     1.00
                                     ------------   -------  -------  -------  -------      ------
                                     ------------   -------  -------  -------  -------      ------
Total investment return (2)........          5.20%     5.50%    4.61%    2.97%    3.13%       3.31%
                                     ------------   -------  -------  -------  -------      ------
                                     ------------   -------  -------  -------  -------      ------
Ratios/Supplemental Data:
Net assets, end of period
  (000's)..........................  $    106,843   $43,770  $54,903  $84,209  $102,611         --
Expenses to average net assets net
  of waivers/reimbursements from
  adviser..........................          0.30%     0.32%    0.35%    0.35%    0.34%       0.60%*
Expenses to average net assets
  before waivers/reimbursements
  from adviser.....................          0.53%     0.56%    0.47%    0.37%    0.36%       0.72%*
Net investment income to average
  net assets net of waivers/
  reimbursements from adviser......          5.09%     5.52%    4.75%    2.95%    3.11%       4.58%*
Net investment income to average
  net assets before waivers/
  reimbursements from adviser......          4.86%     5.28%    4.63%    2.93%    3.09%       4.46%*

-----------------

 + Commencement of issuance of shares.

++ Sub-advisory functions for the Fund were transferred from Kidder Peabody
   Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

 * Annualized

 ** For the year ended April 30, 1997 and for the period March 22, 1995 to April
    30, 1996 there were no outstanding Financial Intermediary Shares.

 (1) Kidder Peabody Asset Management, Inc., the Fund's predecessor investment adviser and administrator, purchased certain of the Fund's variable rate securities on July 6, 1994 at prices equal to the securiteis' amortized cost plus accrued and unpaid interest. Since the purchases were made at prices above the securities' current fair value, the Fund recorded a contribution to capital.

 (2) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

LIQUID INSTITUTIONAL RESERVES--TREASURY SECURITIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                   INSTITUTIONAL SHARES
                                     -------------------------------------------------
                                                    FOR THE YEARS ENDED
                                                         APRIL 30,
                                     -------------------------------------------------
                                         1997        1996    1995++    1994     1993
                                     ------------   -------  -------  -------  -------
Net asset value, beginning of
  year.............................  $       1.00   $  1.00  $  1.00  $  1.00  $  1.00
                                     ------------   -------  -------  -------  -------
Net investment income..............         0.049     0.048    0.049    0.028    0.029
Net realized gains (losses) from
  investment transactions..........            --     0.003   (0.002)      --       --
                                     ------------   -------  -------  -------  -------
Net increase from investment
  operations.......................         0.049     0.051    0.047    0.028    0.029
                                     ------------   -------  -------  -------  -------
Dividends from net investment
  income...........................        (0.049)   (0.051)  (0.047)  (0.028)  (0.029)
                                     ------------   -------  -------  -------  -------
Net asset value, end of year.......  $       1.00   $  1.00  $  1.00  $  1.00  $  1.00
                                     ------------   -------  -------  -------  -------
                                     ------------   -------  -------  -------  -------
Total investment return (1)........          5.02%     5.23%    4.75%    2.87%    2.89%
                                     ------------   -------  -------  -------  -------
                                     ------------   -------  -------  -------  -------
Ratios/Supplemental Data:
Net assets, end of period
  (000's)..........................  $     65,893   $19,624  $23,762  $38,602  $ 8,064
Expenses to average net assets net
  of waivers/reimbursements from
  adviser..........................          0.30%     0.32%    0.22%    0.18%    0.33%
Expenses to average net assets
  before waivers/reimbursements
  from adviser.....................          0.72%     0.94%    0.84%    0.76%    1.10%
Net investment income to average
  net assets net of
  waivers/reimbursements from
  adviser..........................          4.97%     5.71%    5.51%    3.66%    3.65%
Net investment income to average
  net assets before
  waivers/reimbursements from
  adviser..........................          4.56%     5.09%    4.89%    3.08%    2.88%

-----------------

++ Sub-advisory functions for the Fund were transferred from Kidder Peabody
   Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

 (1) Total investment return is calculated assuming a $1,000 investment on the first day of the year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

LIQUID INSTITUTIONAL RESERVES

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders of
Liquid Institutional Reserves

  We have audited the accompanying statement of assets and liabilities of Liquid Institutional Reserves (comprising, respectively, the Money Market Fund, Government Securities Fund and Treasury Securities Fund), including the portfolios of investments as of April 30, 1997, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended April 30, 1995 were audited by other auditors whose report dated June 9, 1995, expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at April 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of each of the respective portfolios constituting Liquid Institutional Reserves at April 30, 1997, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                              [ERNST & YOUNG SIGNATURE]

New York, New York
June 13, 1997

LIQUID INSTITUTIONAL RESERVES

TAX INFORMATION--(UNAUDITED)

  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (April 30, 1997) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all dividends paid by the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund during the fiscal year were derived from net investment income. These amounts are taxable as ordinary income, none of which qualifies for the dividend received deduction available to corporate shareholders.

  Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

  Because each Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1997. The second notification, which will reflect the amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1998. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each respective Fund.

--------------------------------------------------------------------------------

TRUSTEES

E. Garrett Bewkes, Jr.          Mary C. Farrell
CHAIRMAN
                                Meyer Feldberg
Margo N. Alexander
                                George W. Gowen
Richard Q. Armstrong
                                Frederic V. Malek
Richard R. Burt
                                Carl W. Schafer


OFFICERS

Margo N. Alexander              Paul H. Schubert
PRESIDENT                       VICE PRESIDENT AND TREASURER

Victoria E. Schonfeld           Dennis L. McCauley
VICE PRESIDENT                  VICE PRESIDENT

Dianne E. O'Donnell             Susan P. Ryan
VICE PRESIDENT AND SECRETARY    VICE PRESIDENT


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

SUB-ADVISER AND SUB-ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019




A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER INVESTMENT EXECUTIVE OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

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PaineWebber offers a family of 22 funds which encompass a diversified range of investment goals.


BOND FUNDS

- High Income Fund
- Investment Grade Income Fund
- Low Duration U.S. Government Income Fund
- Strategic Income Fund
- U.S. Government Income Fund


TAX-FREE BOND FUNDS

- California Tax-Free Income Fund
- Municipal High Income Fund
- National Tax-Free Income Fund
- New York Tax-Free Income Fund


STOCK FUNDS

- Capital Appreciation Fund
- Financial Services Growth Fund
- Growth Fund
- Growth and Income Fund
- Small Cap Fund
- Utility Income Fund


ASSET ALLOCATION FUNDS

- Balanced Fund
- Tactical Allocation Fund


GLOBAL FUNDS

- Asia Pacific Growth Fund
- Emerging Markets Equity Fund
- Global Equity Fund
- Global Income Fund


PAINEWEBBER MONEY MARKET FUND



APRIL 30, 1997


ANNUAL REPORT


LIQUID
INSTITUTIONAL
RESERVES


PAINEWEBBER
-Copyright-1997 PaineWebber Incorporated
            Member SIPC